Fair Value Measurements (Details 1) (USD $)	11 Months Ended
Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 26, 2012 (inception)	$ 0
Correction of an error	3,109,339
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)
Balance - December 31, 2012	$ 3,386,998